Segment and Geographic Information - Summary of Disaggregation of Operating Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Research and development	$ 12,832	$ 8,687	$ 38,486	$ 37,168
Total operating expenses	22,580	17,130	71,638	64,904
Operating Segments
Segment Reporting Information [Line Items]
Research and development	12,832	8,687	38,486	37,168
Sales and marketing	3,296	2,549	10,570	10,731
General and administrative	6,452	5,894	22,582	17,005
Total operating expenses	$ 22,580	$ 17,130	$ 71,638	$ 64,904